Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) In Millions, unless otherwise specified			12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended								12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2014 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] EUR (€)	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] Euro [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] Long [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] Long [Member] EUR (€)	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] Short [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2015 [Member] Short [Member] EUR (€)	Dec. 31, 2014 Canadian Dollar [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2016 [Member] Euro [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2016 [Member] Long [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2016 [Member] Long [Member] EUR (€)	Dec. 31, 2014 Canadian Dollar [Member] 2016 [Member] Short [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2017 [Member] U S Dollar [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2017 [Member] Long [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2017 [Member] Short [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2018 [Member] U S Dollar [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2018 [Member] Long [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 2019 [Member] U S Dollar [Member]	Dec. 31, 2014 Canadian Dollar [Member] 2019 [Member] Short [Member] USD ($)	Dec. 31, 2014 U S Dollar [Member] MXN	Dec. 31, 2014 U S Dollar [Member] 2015 [Member] Mexican Peso [Member]	Dec. 31, 2014 U S Dollar [Member] 2015 [Member] Long [Member] MXN	Dec. 31, 2014 U S Dollar [Member] 2015 [Member] Short [Member] MXN	Dec. 31, 2014 U S Dollar [Member] 2016 [Member] Mexican Peso [Member]	Dec. 31, 2014 U S Dollar [Member] 2016 [Member] Long [Member] MXN	Dec. 31, 2014 U S Dollar [Member] 2017 [Member] Mexican Peso [Member]	Dec. 31, 2014 U S Dollar [Member] 2017 [Member] Long [Member] MXN	Dec. 31, 2014 Euros [Member] USD ($)	Dec. 31, 2014 Euros [Member] CZK	Dec. 31, 2014 Euros [Member] GBP (£)	Dec. 31, 2014 Euros [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2014 Euros [Member] 2015 [Member] British Pound [Member]	Dec. 31, 2014 Euros [Member] 2015 [Member] Czech Koruna [Member]	Dec. 31, 2014 Euros [Member] 2015 [Member] Long [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2015 [Member] Long [Member] CZK	Dec. 31, 2014 Euros [Member] 2015 [Member] Long [Member] GBP (£)	Dec. 31, 2014 Euros [Member] 2015 [Member] Short [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2015 [Member] Short [Member] GBP (£)	Dec. 31, 2014 Euros [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2014 Euros [Member] 2016 [Member] British Pound [Member]	Dec. 31, 2014 Euros [Member] 2016 [Member] Czech Koruna [Member]	Dec. 31, 2014 Euros [Member] 2016 [Member] Long [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2016 [Member] Long [Member] CZK	Dec. 31, 2014 Euros [Member] 2016 [Member] Short [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2016 [Member] Short [Member] GBP (£)	Dec. 31, 2014 Euros [Member] 2017 [Member] U S Dollar [Member]	Dec. 31, 2014 Euros [Member] 2017 [Member] British Pound [Member]	Dec. 31, 2014 Euros [Member] 2017 [Member] Czech Koruna [Member]	Dec. 31, 2014 Euros [Member] 2017 [Member] Long [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2017 [Member] Long [Member] CZK	Dec. 31, 2014 Euros [Member] 2017 [Member] Short [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2017 [Member] Short [Member] GBP (£)	Dec. 31, 2014 Euros [Member] 2018 [Member] U S Dollar [Member]	Dec. 31, 2014 Euros [Member] 2018 [Member] British Pound [Member]	Dec. 31, 2014 Euros [Member] 2018 [Member] Short [Member] USD ($)	Dec. 31, 2014 Euros [Member] 2018 [Member] Short [Member] GBP (£)
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate			1.10195	1.47805					1.07317	1.48303				1.09970			0.87961					0.07221			0.07135		0.06884					0.76616	1.19170	0.03800						0.76905		0.03698					0.78725		0.03656
Foreign exchange forward contract, Sales Exchange Rate			0.92552	0.69344					0.91253					0.89597					0.87043			13.47236										1.31120	0.85706							1.30607	0.80758						1.33328	0.81324						1.31030	0.81930
Notional amount of foreign currency derivatives	$ (1,061)	€ 50			$ 235	€ 42	$ (617)	€ (15)			$ 30	€ 23	$ (370)		$ 2	$ (226)		$ (76)		$ (39)	7,944		4,390	(123)		2,766		911	$ (176)	4,935	£ (25)				$ 85	2,571	£ 13	$ (152)	£ (15)				$ 24	1,609	$ (81)	£ (13)				$ 3	755	$ (43)	£ (9)			$ (12)	£ (1)